Income Taxes, Balances (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal
Income Tax [Line Items]
Income taxes receivable		$ 33
Income taxes (payable)	$ (8)
State
Income Tax [Line Items]
Income taxes receivable		$ 1